DEBT	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
DEBT

Debt at March 31, 2021 and December 31, 2020, was comprised of the following:

	March 31	December 31,
(in thousands)	2021	2020
Current portion of long-term debt
Vehicle loans(1)	$183	$170
Note payable(3)	198	1,043
Total short-term debt	381	1,213

Long-term debt, net
Vehicle loans(1)	189	233
Note payable(2)	56	65
Note payable(3)	40	5
Convertible debenture(4)	13,629	13,701
Total long-term debt	13,914	14,004
Total Indebtedness	$14,295	$15,217

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(1) Primarily fixed term loans on transportation vehicles. Weighted average interest rate at March 31, 2021 was 8.8%.

(2) Note payable in connection with Acme acquisition to be paid as and if financial performance targets are met over the earnout period.

(3) Note payable in connection with Humble Flower and Kaizen acquisitions and termination of the W Vapes acquisition.

        Weighted average interest rate at March 31, 2021 was 4%.

(4) Net of deferred financing costs of $2,096.

Stated maturities of debt obligations are as follows as of March 31, 2021, are as follows:

March 31,
(in thousands)	2021
2021	335
2022	196
2023	15,774
2024	21
2025	6
2026 and thereafter	3
Total debt obligations	$16,335

Debt at December 31, 2020 and 2019 was comprised of the following:

(Amounts Expressed in United States Dollars Unless Otherwise Stated)

	December 31,
(in thousands)	2020	2019
Current portion of long-term debt
Vehicle loans(1)	$170	$135
Note payable(3)	1,043	-
Total short-term debt	1,213	135

Long-term debt, net
Vehicle loans(1)	233	233
Note payable(2)	65	138
Note payable(3)	5	-
Convertible debenture(4)	13,701	-
Total long-term debt	14,004	371
Total Indebtedness	$15,217	$506

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(1) Primarily fixed term loans on transportation vehicles. Weighted average interest rate at December 31, 2020 was 8.8%.

(2) Note payable in connection with Acme acquisition to be paid as and if financial performance targets are met over the earnout period.

(3) Note payable in connection with Humble Flower and Kaizen acquisitions and termination of the W Vapes acquisition. Weighted average interest rate at December 31, 2020 was 4%.

(4) Net of deferred financing costs of $2,300.

Stated maturities of debt obligations are as follows:

December 31,
(in thousands)	2020
2020	$35
2021	1,122
2022	228
2023	16,050
2024	21
2025 and thereafter	6
Total debt obligations	$17,462

On April 13, 2020, the Company entered into a $15.1 million senior secured convertible debenture and warrant purchase agreement. In late April and May 2020 an additional $1 million was funded to bring the total convertible debenture amount to $16.1 million. The convertible debentures are convertible, at a conversion price of $0.20 per share, into an aggregate of 80.4 million subordinate voting shares of the Company, and the Company issued warrants to purchase an aggregate of 80.4 million subordinate voting shares at an exercise price of $.28 per share. The financing yielded the Company approximately $11.5 million after repayment of $3.8 million in bridge financing received during the first quarter, plus accrued interest thereon, and transaction related expenses of approximately $600. The debentures bear interest at 5.5% per annum and will mature in October 2023, and the warrants expire in October 2023. During 2020, $75 of convertible debentures were converted into 375 thousand subordinate voting shares.